Document and Entity Information	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	Cytek Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40632
Entity Tax Identification Number	47-2547526
Entity Address Address Line1	47215 Lakeview Boulevard
Entity Address City Or Town	Fremont
Entity Address, State and Province	CA
Entity Address Postal Zip Code	94538
City Area Code	877
Local Phone Number	922-9835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CTKB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Cytek Biosciences, Inc. (the “Company”) on February 13, 2023, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Luminex Corporation (“Luminex”), pursuant to which the Company acquired certain assets relating to the flow cytometry and imaging business of Luminex, including relating to the business of manufacturing, marketing, selling, servicing and maintaining Amnis, CellStream, Guava and Muse-branded instruments, and flow cytometry reagent products and services of Luminex (the “FCI Business”) from Luminex. On February 28, 2023, the Company filed a Current Report on Form 8-K (the “Initial Filing”) to report, among other things, that the closing contemplated by the Purchase Agreement occurred on February 28, 2023, following the satisfaction or waiver of the closing conditions under the Purchase Agreement. This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Initial Filing to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were previously omitted from the Initial Filing. This Amendment No. 1 does not amend any other item of the Initial Filing and all other information previously reported in or filed with the Initial Filing is hereby incorporated by reference to this Amendment No. 1.
Entity Central Index Key	0001831915